Basis of preparation - Disclosure of updates to significant accounting policies (Details) ₽ / shares in Units, $ in Millions, ₽ in Billions	3 Months Ended		6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 RUB (₽) ₽ / shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of operating segments [line items]
Profit (loss) from operating activities	$ 14,602	$ 5,825	$ (2,294)		$ 13,096
Replacement Cost Profit (Loss) Before Interest And Taxation, Before Adjustments	12,477	4,903	(7,954)		10,431
Profit (loss) before tax	(14,063)	(5,138)	3,477		(11,680)
Other non-current financial assets	2,682		2,682			$ 2,544
Rosneft [Member]
Disclosure of operating segments [line items]
Other non-current financial assets	0		0
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share | ₽ / shares				₽ 23.63
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners | ₽				₽ 49
Plan assets [member]
Disclosure of operating segments [line items]
Surplus (deficit) in plan	$ 5,300		5,300			$ 4,100
Rosneft
Disclosure of operating segments [line items]
Profit (loss) before tax			$ 25,520
Operating segments [member] | Rosneft | Previously stated [member]
Disclosure of operating segments [line items]
Profit (loss) from operating activities		711			1,162
Inventory Holding Gains (Losses)		(68)			(156)
Replacement Cost Profit (Loss) Before Interest And Taxation, Before Adjustments		643			1,006
Net (favourable) adverse impact of adjusting items		46			46
Underlying replacement Cost Profit (Loss) Before Interest And Taxation		689			1,052
Taxation on underlying replacement cost profit		(68)			(103)
Underlying replacement cost profit before interest		621			949
Other Business And Corporate, Non-Segment
Disclosure of operating segments [line items]
Profit (loss) from operating activities		286			59
Inventory Holding Gains (Losses)		(68)			(156)
Replacement Cost Profit (Loss) Before Interest And Taxation, Before Adjustments		218			(97)
Net (favourable) adverse impact of adjusting items		166			674
Underlying replacement Cost Profit (Loss) Before Interest And Taxation		384			577
Taxation on underlying replacement cost profit		33			52
Underlying replacement cost profit before interest		417			629
Other Business And Corporate, Non-Segment | Previously stated [member]
Disclosure of operating segments [line items]
Profit (loss) from operating activities		(425)			(1,103)
Inventory Holding Gains (Losses)		0			0
Replacement Cost Profit (Loss) Before Interest And Taxation, Before Adjustments		(425)			(1,103)
Net (favourable) adverse impact of adjusting items		120			628
Underlying replacement Cost Profit (Loss) Before Interest And Taxation		(305)			(475)
Taxation on underlying replacement cost profit		101			155
Underlying replacement cost profit before interest		$ (204)			$ (320)